Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Current income tax provision
Deferred income tax provision
Total income tax